CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from VIP Gaming Operations	$ 32,366,660	$ 105,002,184	$ 233,822,859
Total Revenues	32,366,660	105,002,184	233,822,859
Expenses
- Commission to Junket Agents	26,569,582	76,979,677	188,448,178
- Selling, General and Administrative Expenses	14,212,578	18,351,625	26,506,299
- Special Rolling Tax	241,414	642,268	1,662,714
- Impairment of Goodwill	0	17,757,113	0
- Amortization of Intangible Assets	8,136,369	16,369,467	16,365,034
- Restructuring charges	518,381	0	0
- Impairment of Intangible Assets	97,279,517	0	0
- Bad debts	100,391,631	0	0
Total Expenses	247,349,472	130,100,150	232,982,225
Operating (loss) income attributable to ordinary shareholders before change in fair value of contingent consideration	(214,982,812)	(25,097,966)	840,634
Change in Fair Value of Contingent Consideration for the Acquisitions of King’s Gaming, Bao Li Gaming and Oriental VIP Room	0	30,215,735	(60,918,569)
Net (Loss) Income Attributable to Ordinary Shareholders	(214,982,812)	5,117,769	(60,077,935)
Other Comprehensive (Loss) Income
Foreign Currency - Translation Adjustment	(330,605)	89,182	65,092
Total Comprehensive (Loss) Income	$ (215,313,417)	$ 5,206,951	$ (60,012,843)
Net (Loss) Income Per Share
Basic	$ (3.41)	$ 0.08	$ (0.99)
Diluted	$ (3.41)	$ 0.08	$ (0.99)
Weighted Average Shares Outstanding
Basic	63,103,781	62,116,749	60,781,915
Diluted	63,103,781	62,292,834	60,781,915